(Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Assets and Liabilities, Weighted-Average Remaining Term and Discount Rate, Lessee
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

(millions)	2023	2022
Operating lease assets	$172.5	$130.5
Operating lease liabilities	$177.2	$137.2
Weighted-average remaining term	3.2 years	2.5 years
Weighted-average discount rate	5.1%	2.0%

Minimum Commitments under Noncancelable Operating Lease Agreements
At December 31, 2023, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2024	$74.0
2025	54.6
2026	37.6
2027	15.8
2028	6.0
Thereafter	4.8
Total	192.8
Interest	(15.6)
Present value of lease liabilities	$177.2

Lease, Cost	The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2023	$94.4
2022	89.1
2021	90.4